Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares issued (in Shares)	42,718,948	37,758,997
Ordinary shares outstanding (in Shares)	42,718,948	36,712,040